Consolidated statement of profit or loss - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Consolidated statement of profit or loss
Revenue from contracts with customers		£ 509,041	£ 627,122	£ 589,758
Operating expenses		(522,204)	(602,936)	(564,006)
Profit on disposal of intangible assets		18,384	25,799	18,119
Operating profit		5,221	49,985	43,871
Finance costs		(27,391)	(25,470)	(24,233)
Finance income		1,352	2,961	6,195
Net finance costs		(26,039)	(22,509)	(18,038)
(Loss)/profit before income tax		(20,818)	27,476	25,833
Income tax expense		(2,415)	(8,595)	(63,462)
(Loss)/profit for the year		£ (23,233)	£ 18,881	£ (37,629)
(Loss)/earnings per share during the year
Basic (loss)/earnings per share		£ (0.1414)	£ 0.1148	£ (0.2292)
Diluted (loss)/earnings per share	[1]	£ (0.1414)	£ 0.1147	£ (0.2292)

[1]	For the years ended 30 June 2020 and 2018, potential ordinary shares are antidilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the year ended 30 June 2019, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.